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                                                                   THE HARTFORD




January 30, 2004



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    Hartford Leaders
    File No. 333-69475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 31, 2003.

If you have any additional questions, please feel free to contact me at
(860) 843-3467.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Legal Assistant